Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 15. Subsequent Events

We have evaluated events and transactions subsequent to September 30, 2018 and through the date these consolidated financial statements were included in this Form 10-Q and filed with the SEC.

On October 9, 2018, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an institutional investor pursuant to which we sold to the investor $5.5 million in principal amount of our Senior Secured Redeemable Convertible Notes (the “
October 2018 Notes
”) for $2 million in cash and a $3 million promissory note (the “Investor Note”) payable upon the earlier of the effectiveness of a registration statement covering the resale of the shares issuable upon conversion of the
October 2018 Notes
or one year.

The
October 2018 Notes
bear compounded interest at a rate of 10% per annum, subject to adjustment as specified in the
October 2018 Notes
and mature five years from the issuance date. The
October 2018 Notes
are secured by first priority security interests on all of our assets, other than all tangible and intangible assets associated with Ceplene (histamine dihydrochloride) unless such assets are not disposed of by March 31, 2019. The
October 2018 Notes
are convertible into shares of our common stock at a conversion price of $0.075 per share, subject to certain adjustments, at the option of the holder thereof or, in certain circumstances, at our option. In the event of a conversion, any accrued interest and any interest make-whole amount will be paid in cash or, in certain circumstances, shares of common stock valued on a formula basis specified in the
October 2018 Notes
. At maturity, the
October 2018 Notes
will automatically convert into shares of common stock unless redeemed for cash at our option in whole but not in part at 100% of the face amount thereof plus accrued interest. Prior to maturity and subject to certain limitations, the
October 2018 Notes
are redeemable in whole or in part in cash at our option at 100% of the face amount to be redeemed plus an interest make-whole payment or in whole at 125% of the face amount thereof.

We also issued to the investor warrants (“
October 2018
Warrants”) exercisable for three years from the issuance date to purchase up to 50 million shares of common stock at an exercise price of $0.10 per share, subject to full-ratchet price protection in the event that we issue or is deemed to issue shares of common stock at a price per share less than the then-current exercise price of the
October 2018
Warrants (subject to certain exceptions). In the event of certain fundamental transactions (generally involving the sale or acquisition of the company or all or substantially all of our assets), the holder of the
October 2018
Warrants has the right to require us (or any successor entity) to repurchase the October 2018
Warrants at the Black-Scholes value thereof calculated pursuant to a formula specified in the
October 2018
Warrants.

In the Securities Purchase Agreement, we agreed to file a registration statement covering the resale of the shares of common stock issuable upon the conversion of the October 2018 Notes and the exercise of the October 2018 Warrants.

We do not currently have sufficient shares of common stock authorized for issuance in the event that the
October 2018 Notes
are converted in full and the
October 2018
Warrants are fully exercised. In the Securities Purchase Agreement, we agreed to call a special meeting of stockholders within 90 days to obtain stockholder approval for an increase in our authorized common stock to enable us to fulfill our obligations under the
October 2018 Notes
 and the
October 2018
Warrants.

In connection with the financing described above (the “Financing”), the holders of our May 2018 Convertible Notes agreed to waive the outstanding event of default thereunder resulting from the suspension of the trading of the common stock on NASDAQ (other than the required increase in the principal amount of the May 2018 Convertible Notes) and to certain amendments
, including adding the OTCQX and OTCQB trading markets to the default provisions for listing or quotation for trading, to the May 2018 Convertible Notes to enable us to consummate the Financing in exchange for an aggregate amendment fee of $49,220.

Upon the issuance of the October 2018 Notes and October 2018 Warrants on October 9, 2018, the conversion price for the Series E Convertible Preferred Stock and the exercise price of warrants issued with the Series E Warrants were adjusted to $0.0682 and further adjusted to $0.0541 as of October 17, 2018, which was four trading days immediately following the public announcement on October 10, 2018 of the October 2018 Notes and October 2018 Warrants.

Note 15.  Subsequent Events

We have evaluated events and transactions subsequent to December 31, 2017 through the date the consolidated financial statements were included in this Form 10-K and filed with the SEC.

Asset Purchase Agreement with Meda

We are in default under our agreement for the acquisition of the European rights to Ceplene. If not cured, we bear significant risk to our business plan regarding Ceplene, including the loss of such rights. Under an asset purchase agreement between Immune and Meda Pharma SARL (“Meda”), we were obligated to make a payment to Meda of $1,500,000 (the “First Initial Consideration”) no later than December 15, 2017.  Under that agreement, we had a 30-day grace period to make the payment or work out a payment plan with Meda. On January 31, 2018, Meda delivered to us a default notice under the asset purchase agreement, demanding payment of the First Initial Consideration no later than February 15, 2018. We have yet to make this payment. Accordingly, Meda could terminate the asset purchase agreement, and cause the loss by us of certain Ceplene-related assets without consideration to us and cancel our further obligations under the agreement. If such action were to occur, we would need to either work out a license with Meda or renegotiate terms of a purchase of the European Ceplene rights from Meda.  There can be no guarantee that that we would be able to work out such a deal.  Loss of the Ceplene related assets would materially impair our ability to execute our business plan with respect to our oncology related assets and have a negative effect on our financial condition.